PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95.9%
Brazil : 3.1%
52,392
Ambev SA
$ 124,497
0.1
61,933  B3 SA - Brasil Bolsa
Balcao
132,300
0.1
13,774
Banco Bradesco SA
27,517
0.0
13,329
Banco BTG Pactual SA
79,136
0.1
19,296
Banco do Brasil SA
95,424
0.1
7,672  BB Seguridade
Participacoes SA
54,248
0.1
5,800
BRF SA
20,125
0.0
6,500  Caixa Seguridade
Participacoes S/A
17,075
0.0
12,223
CCR SA
24,997
0.0
13,672  Centrais Eletricas
Brasileiras SA
97,584
0.1
5,426  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
97,139
0.1
1,500
CPFL Energia SA
9,960
0.0
8,000
(1)
Embraer SA
92,303
0.1
3,591
Energisa S/A
25,134
0.0
14,025
Equatorial Energia SA
78,402
0.1
9,942
Klabin SA
32,841
0.0
10,547
Localiza Rent a Car SA
62,138
0.1
10,604
Natura & Co. Holding SA
18,713
0.0
36,140
(1)
NU Holdings Ltd./Cayman
Islands - Class A
370,074
0.4
42,113
Petroleo Brasileiro SA
302,281
0.3
9,466
(1)
PRIO SA/Brazil
66,270
0.1
15,002
Raia Drogasil SA
50,318
0.1
8,824
(2)
Rede D'Or Sao Luiz SA
43,606
0.1
14,806
Rumo SA
42,240
0.1
7,880
Suzano SA
73,367
0.1
4,663
Telefonica Brasil SA
40,874
0.1
9,937
TIM SA/Brazil
31,292
0.0
6,173
Totvs SA
36,282
0.0
9,080
Ultrapar Participacoes SA
27,607
0.0
41,017
Vale SA - Foreign
409,131
0.5
11,968
Vibra Energia SA
37,457
0.0
19,005
WEG SA
150,802
0.2
4,289
XP, Inc. - Class A
58,974
0.1
2,830,108
3.1
Chile : 0.4%
509,150
Banco de Chile
67,294
0.1
908  Banco de Credito e
Inversiones SA
33,555
0.0
757,430
Banco Santander Chile
43,083
0.1
14,408
Cencosud SA
44,004
0.1
13,034
Empresas CMPC SA
21,414
0.0
4,498
Empresas Copec SA
31,027
0.0
228,158
Enel Americas SA
22,202
0.0
329,941
Enel Chile SA
21,696
0.0
7,034
Falabella SA
29,335
0.0
2,229,776
Latam Airlines Group SA
34,942
0.1
348,552
0.4
China : 30.4%
6,300  360 Security Technology,
Inc. - Class A
9,031
0.0
9,000  AAC Technologies
Holdings, Inc.
54,911
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
560  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
$ 14,286
0.0
3,700  AECC Aviation Power Co.
Ltd. - Class A
18,507
0.0
70,000  Agricultural Bank of
China Ltd. - Class A
50,037
0.1
300,000  Agricultural Bank of
China Ltd. - Class H
180,668
0.2
8,796  Aier Eye Hospital Group
Co. Ltd. - Class A
16,119
0.0
1,603
Airtac International Group
40,711
0.1
7,000
(1)(2)
Akeso, Inc.
68,976
0.1
182,900  Alibaba Group Holding
Ltd.
3,026,260
3.3
64,000
(1)(3)
Alibaba Health
Information Technology
Ltd.
38,940
0.1
16,700  Aluminum Corp. of China
Ltd. - Class A
17,234
0.0
38,000  Aluminum Corp. of China
Ltd. - Class H
23,837
0.0
15,000  Anhui Conch Cement Co.
Ltd. - Class H
42,423
0.1
1,900  Anhui Gujing Distillery
Co. Ltd. - Class B
29,928
0.0
2,200  Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
10,976
0.0
14,400  ANTA Sports Products
Ltd.
158,328
0.2
828
Autohome, Inc., ADR
22,952
0.0
2,400  Avary Holding Shenzhen
Co. Ltd. - Class A
12,068
0.0
32,000  AviChina Industry &
Technology Co. Ltd. -
Class H
16,125
0.0
25,900
(1)
Baidu, Inc. - Class A
298,942
0.3
21,900  Bank of Beijing Co. Ltd. -
Class A
18,248
0.0
33,600  Bank of China Ltd. -
Class A
25,954
0.0
789,000  Bank of China Ltd. -
Class H
476,519
0.5
35,100  Bank of Communications
Co. Ltd. - Class A
36,088
0.1
89,000  Bank of Communications
Co. Ltd. - Class H
79,532
0.1
7,526  Bank of Hangzhou Co.
Ltd. - Class A
15,001
0.0
16,670  Bank of Jiangsu Co. Ltd.
- Class A
21,876
0.0
12,057  Bank of Nanjing Co. Ltd.
- Class A
17,184
0.0
6,200  Bank of Ningbo Co. Ltd.
- Class A
22,088
0.0
14,500  Bank of Shanghai Co.
Ltd. - Class A
19,718
0.0
20,500  Baoshan Iron & Steel Co.
Ltd. - Class A
20,338
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
8,700
(1)
BeiGene Ltd.
$ 184,014
0.2
6,000  Beijing Enterprises
Holdings Ltd.
22,718
0.0
48,000  Beijing Enterprises Water
Group Ltd.
13,856
0.0
415  Beijing Kingsoft Office
Software, Inc. - Class A
17,237
0.0
1,113  Beijing Wantai Biological
Pharmacy Enterprise Co.
Ltd. - Class A
9,838
0.0
41,000  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
31,493
0.0
2,680
(1)
Bilibili, Inc. - Class Z
51,394
0.1
2,200
(2)
BOC Aviation Ltd.
17,188
0.0
48,200  BOE Technology Group
Co. Ltd. - Class A
27,596
0.0
48,000  Bosideng International
Holdings Ltd.
24,629
0.0
1,436
BYD Co. Ltd. - Class A
74,633
0.1
13,500
BYD Co. Ltd. - Class H
683,593
0.8
9,000  BYD Electronic
International Co. Ltd.
46,926
0.1
8,000  C&D International
Investment Group Ltd.
16,724
0.0
310
(1)
Cambricon Technologies
Corp. Ltd. - Class A
26,830
0.0
137,000
(2)
CGN Power Co. Ltd. -
Class H
42,895
0.1
2,900  Chaozhou Three-Circle
Group Co. Ltd. - Class A
15,864
0.0
102,000  China CITIC Bank Corp.
Ltd. - Class H
80,009
0.1
25,000  China Coal Energy Co.
Ltd. - Class H
25,520
0.0
30,000  China Communications
Services Corp. Ltd. -
Class H
16,420
0.0
12,300  China Construction Bank
Corp. - Class A
14,977
0.0
1,077,000  China Construction Bank
Corp. - Class H
954,399
1.1
4,400  China CSSC Holdings
Ltd. - Class A
18,532
0.0
25,800
(1)
China Eastern Airlines
Corp. Ltd. - Class A
12,926
0.0
50,500  China Energy
Engineering Corp. Ltd. -
Class A
15,819
0.0
57,500  China Everbright Bank
Co. Ltd. - Class A
30,010
0.0
42,000
(2)
China Feihe Ltd.
31,692
0.1
47,500  China Galaxy Securities
Co. Ltd. - Class H
47,665
0.1
32,600
China Gas Holdings Ltd.
29,726
0.0
32,500  China Hongqiao Group
Ltd.
67,230
0.1
3,800  China International
Capital Corp. Ltd. - Class
A
18,063
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
16,000
(2)
China International
Capital Corp. Ltd. - Class
H
$ 30,084
0.0
88,000  China Life Insurance Co.
Ltd. - Class H
170,103
0.2
5,000
(1)(2)
China Literature Ltd.
16,660
0.0
38,000  China Longyuan Power
Group Corp. Ltd. - Class
H
30,491
0.0
36,000  China Mengniu Dairy Co.
Ltd.
88,917
0.1
15,700  China Merchants Bank
Co. Ltd. - Class A
93,776
0.1
42,880  China Merchants Bank
Co. Ltd. - Class H
254,234
0.3
15,338  China Merchants Port
Holdings Co. Ltd.
26,373
0.0
8,670  China Merchants
Securities Co. Ltd. -
Class A
21,232
0.0
10,000  China Merchants Shekou
Industrial Zone Holdings
Co. Ltd. - Class A
12,642
0.0
45,400  China Minsheng Banking
Corp. Ltd. - Class A
24,466
0.0
57,100  China Minsheng Banking
Corp. Ltd. - Class H
25,747
0.0
46,000
(3)
China National Building
Material Co. Ltd. - Class
H
23,740
0.0
17,400  China National Nuclear
Power Co. Ltd. - Class A
22,118
0.0
5,700  China Northern Rare
Earth Group High-Tech
Co. Ltd. - Class A
17,832
0.0
24,000  China Oilfield Services
Ltd. - Class H
19,857
0.0
43,500  China Overseas Land &
Investment Ltd.
77,863
0.1
7,003  China Pacific Insurance
Group Co. Ltd. - Class A
31,085
0.0
27,800  China Pacific Insurance
Group Co. Ltd. - Class H
87,584
0.1
31,252  China Petroleum &
Chemical Corp. - Class A
24,712
0.0
261,600  China Petroleum &
Chemical Corp. - Class H
138,021
0.2
54,000  China Power International
Development Ltd.
20,367
0.0
69,000  China Railway Group Ltd.
- Class H
30,524
0.0
18,500  China Resources Beer
Holdings Co. Ltd.
66,849
0.1
10,800  China Resources Gas
Group Ltd.
32,220
0.1
36,444  China Resources Land
Ltd.
120,892
0.1
1,800  China Resources
Microelectronics Ltd. -
Class A
11,140
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
8,000
(2)
China Resources Mixc
Lifestyle Services Ltd.
$ 35,382
0.1
21,500
(2)
China Resources
Pharmaceutical Group
Ltd.
13,978
0.0
24,000  China Resources Power
Holdings Co. Ltd.
57,093
0.1
76,000
(1)(3)
China Ruyi Holdings Ltd.
23,366
0.0
6,370  China Shenhua Energy
Co. Ltd. - Class A
33,705
0.1
36,500  China Shenhua Energy
Co. Ltd. - Class H
148,071
0.2
14,100
(1)
China Southern Airlines
Co. Ltd. - Class A
11,028
0.0
37,840  China State Construction
Engineering Corp. Ltd. -
Class A
27,476
0.0
24,000  China State Construction
International Holdings
Ltd.
31,065
0.0
17,028  China Taiping Insurance
Holdings Co. Ltd.
25,924
0.0
35,200  China Three Gorges
Renewables Group Co.
Ltd. - Class A
20,533
0.0
2,303  China Tourism Group
Duty Free Corp. Ltd. -
Class A
19,132
0.0
50,800
(2)
China Tower Corp. Ltd. -
Class H
68,430
0.1
28,500  China United Network
Communications Ltd. -
Class A
21,880
0.0
29,600
(1)(3)
China Vanke Co. Ltd. -
Class H
21,096
0.0
17,800  China Yangtze Power Co.
Ltd. - Class A
68,262
0.1
9,660  Chongqing Changan
Automobile Co. Ltd. -
Class A
17,425
0.0
3,000  Chongqing Zhifei
Biological Products Co.
Ltd. - Class A
10,056
0.0
23,400  Chow Tai Fook Jewellery
Group Ltd.
26,512
0.0
46,000
CITIC Ltd.
56,775
0.1
12,360  CITIC Securities Co. Ltd.
- Class A
45,144
0.1
15,825  CITIC Securities Co. Ltd.
- Class H
41,477
0.1
21,200  CMOC Group Ltd. - Class
A
22,354
0.0
33,000  CMOC Group Ltd. - Class
H
27,278
0.0
3,153  Contemporary Amperex
Technology Co. Ltd. -
Class A
110,356
0.1
5,700  COSCO SHIPPING
Energy Transportation
Co. Ltd. - Class A
8,815
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
14,360  COSCO SHIPPING
Holdings Co. Ltd. - Class
A
$ 28,860
0.0
28,150  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
44,416
0.1
28,900  CRRC Corp. Ltd. - Class
A
28,157
0.0
36,000  CRRC Corp. Ltd. - Class
H
22,460
0.0
4,800  CSC Financial Co. Ltd. -
Class A
15,994
0.0
95,360  CSPC Pharmaceutical
Group Ltd.
60,606
0.1
19,200  Daqin Railway Co. Ltd. -
Class A
17,310
0.0
12,243  East Money Information
Co. Ltd. - Class A
38,178
0.1
400  Eastroc Beverage Group
Co. Ltd. - Class A
13,742
0.0
9,100  ENN Energy Holdings
Ltd.
75,214
0.1
600  Eoptolink Technology, Inc.
Ltd. - Class A
8,307
0.0
2,045  Eve Energy Co. Ltd. -
Class A
13,317
0.0
5,300  Everbright Securities Co.
Ltd. - Class A
12,475
0.0
23,000
Far East Horizon Ltd.
18,828
0.0
18,100  Focus Media Information
Technology Co. Ltd. -
Class A
17,538
0.0
4,369  Foshan Haitian
Flavouring & Food Co.
Ltd. - Class A
24,478
0.0
29,468
Fosun International Ltd.
15,804
0.0
11,500  Founder Securities Co.
Ltd. - Class A
12,386
0.0
10,100  Foxconn Industrial
Internet Co. Ltd. - Class A
28,204
0.0
8,000
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
57,233
0.1
269,000
(1)(3)
GCL Technology Holdings
Ltd.
33,998
0.1
21,000  GD Power Development
Co. Ltd. - Class A
12,864
0.0
69,000  Geely Automobile
Holdings Ltd.
148,116
0.2
14,000
(1)
Genscript Biotech Corp.
22,248
0.0
3,600
(2)
Giant Biogene Holding
Co. Ltd.
32,735
0.1
3,500
GoerTek, Inc. - Class A
12,654
0.0
28,500  Great Wall Motor Co. Ltd.
- Class H
49,982
0.1
2,900  Gree Electric Appliances,
Inc. of Zhuhai - Class A
18,173
0.0
1,900  Guangdong Haid Group
Co. Ltd. - Class A
13,104
0.0
34,000  Guangdong Investment
Ltd.
25,032
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
8,100  Guotai Junan Securities
Co. Ltd. - Class A
$ 19,219
0.0
6,820  Guotai Junan Securities
Co. Ltd. - Class A
16,182
0.0
17,856
(2)
Guotai Junan Securities
Co. Ltd. - Class H
25,965
0.0
2,355
H World Group Ltd., ADR
87,159
0.1
19,000
(2)
Haidilao International
Holding Ltd.
42,852
0.1
32,200  Haier Smart Home Co.
Ltd. - Class H
103,797
0.1
44,400
(1)
Hainan Airlines Holding
Co. Ltd. - Class A
8,532
0.0
8,000  Haitian International
Holdings Ltd.
21,249
0.0
14,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
44,063
0.1
4,300  Henan Shuanghui
Investment &
Development Co. Ltd. -
Class A
15,995
0.0
7,500  Hengan International
Group Co. Ltd.
20,963
0.0
8,320  Hengli Petrochemical Co.
Ltd. - Class A
17,636
0.0
400  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
15,740
0.0
8,000
(2)(3)
Hua Hong Semiconductor
Ltd.
32,271
0.1
2,440  Huadong Medicine Co.
Ltd. - Class A
12,337
0.0
58,000  Huaneng Power
International, Inc. - Class
H
33,646
0.1
16,800
(2)
Huatai Securities Co. Ltd.
- Class H
27,089
0.0
14,700  Huaxia Bank Co. Ltd. -
Class A
15,888
0.0
600  Huizhou Desay Sv
Automotive Co. Ltd. -
Class A
9,377
0.0
1,640  Hygon Information
Technology Co. Ltd. -
Class A
32,167
0.1
1,468  IEIT Systems Co. Ltd. -
Class A
10,912
0.0
2,500
Iflytek Co. Ltd. - Class A
16,474
0.0
52,400  Industrial & Commercial
Bank of China Ltd. -
Class A
49,813
0.1
771,000  Industrial & Commercial
Bank of China Ltd. -
Class H
550,171
0.6
16,100  Industrial Bank Co. Ltd. -
Class A
48,044
0.1
70,800
(1)
Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
17,480
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
6,000  Inner Mongolia Yili
Industrial Group Co. Ltd.
- Class A
$ 23,234
0.0
14,500  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
31,597
0.0
14,000
(1)(2)
Innovent Biologics, Inc.
84,236
0.1
900  Isoftstone Information
Technology Group Co.
Ltd. - Class A
7,151
0.0
1,900  JCET Group Co. Ltd. -
Class A
9,221
0.0
12,850
(1)(2)
JD Health International,
Inc.
54,871
0.1
22,800
(1)(2)
JD Logistics, Inc.
36,845
0.1
27,609
JD.com, Inc. - Class A
567,960
0.6
16,000  Jiangsu Expressway Co.
Ltd. - Class H
18,999
0.0
1,220  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
13,437
0.0
5,477  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
37,084
0.1
1,500  Jiangsu King's Luck
Brewery JSC Ltd. - Class
A
10,938
0.0
1,576  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
16,575
0.0
16,000  Jiangxi Copper Co. Ltd. -
Class H
28,155
0.0
3,035
(1)
Kanzhun Ltd., ADR
58,181
0.1
7,890
KE Holdings, Inc., ADR
158,510
0.2
35,000
(1)
Kingdee International
Software Group Co. Ltd.
59,584
0.1
10,800
Kingsoft Corp. Ltd.
52,597
0.1
30,500
(1)(2)
Kuaishou Technology
213,883
0.2
2,000  Kuang-Chi Technologies
Co. Ltd. - Class A
10,467
0.0
44,000
Kunlun Energy Co. Ltd.
42,995
0.1
900  Kweichow Moutai Co.
Ltd. - Class A
193,850
0.2
92,000
Lenovo Group Ltd.
125,024
0.2
4,900  Lens Technology Co. Ltd.
- Class A
17,178
0.0
14,000
(1)
Li Auto, Inc. - Class A
176,434
0.2
27,000
Li Ning Co. Ltd.
55,418
0.1
7,600  Lingyi iTech Guangdong
Co. - Class A
9,544
0.0
23,500
(2)
Longfor Group Holdings
Ltd.
29,734
0.0
7,644  LONGi Green Energy
Technology Co. Ltd. -
Class A
16,717
0.0
6,166  Luxshare Precision
Industry Co. Ltd. - Class
A
34,886
0.1
1,300  Luzhou Laojiao Co. Ltd.
- Class A
23,280
0.0
55,640
(1)(2)
Meituan - Class B
1,119,614
1.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
3,100  Midea Group Co. Ltd. -
Class A
$ 33,571
0.1
3,000
(1)
Midea Group Co. Ltd. -
Class H
30,415
0.0
5,000  MINISO Group Holding
Ltd.
23,047
0.0
48,800
(1)
MMG Ltd.
16,839
0.0
1,313  Montage Technology Co.
Ltd. - Class A
14,242
0.0
4,912  Muyuan Foods Co. Ltd. -
Class A
26,248
0.0
7,661  NARI Technology Co. Ltd.
- Class A
23,139
0.0
3,300  National Silicon Industry
Group Co. Ltd. - Class A
8,483
0.0
500  NAURA Technology
Group Co. Ltd. - Class A
28,820
0.0
21,900
NetEase, Inc.
449,883
0.5
12,600  New China Life Insurance
Co. Ltd. - Class H
48,175
0.1
16,800  New Oriental Education &
Technology Group, Inc.
79,914
0.1
1,595  Ningbo Tuopu Group Co.
Ltd. - Class A
12,896
0.0
7,400  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
14,832
0.0
16,650
(1)(3)
NIO, Inc. - Class A
63,033
0.1
22,800
(2)
Nongfu Spring Co. Ltd. -
Class H
98,908
0.1
7,856
(1)
PDD Holdings, Inc., ADR
929,758
1.0
110,000  People's Insurance Co.
Group of China Ltd. -
Class H
56,981
0.1
22,400  PetroChina Co. Ltd. -
Class A
25,439
0.0
230,000  PetroChina Co. Ltd. -
Class H
186,474
0.2
79,244  PICC Property & Casualty
Co. Ltd. - Class H
146,737
0.2
18,600  Ping An Bank Co. Ltd. -
Class A
28,897
0.0
9,700  Ping An Insurance Group
Co. of China Ltd. - Class
A
69,110
0.1
73,500  Ping An Insurance Group
Co. of China Ltd. - Class
H
438,718
0.5
13,000  Poly Developments and
Holdings Group Co. Ltd.
- Class A
14,803
0.0
6,000
(2)
Pop Mart International
Group Ltd.
121,264
0.1
33,500  Postal Savings Bank of
China Co. Ltd. - Class A
24,080
0.0
84,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
51,978
0.1
21,800  Power Construction Corp.
of China Ltd. - Class A
14,411
0.0
1,336  Qifu Technology, Inc.,
ADR
60,000
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
7,626
(1)
Qinghai Salt Lake
Industry Co. Ltd. - Class
A
$ 17,399
0.0
1,200  Range Intelligent
Computing Technology
Group Co. Ltd. - Class A
9,443
0.0
12,550  Rongsheng
Petrochemical Co. Ltd. -
Class A
14,903
0.0
7,400  SAIC Motor Corp. Ltd. -
Class A
16,172
0.0
8,700  Sany Heavy Industry Co.
Ltd. - Class A
22,930
0.0
8,100  SDIC Power Holdings Co.
Ltd. - Class A
16,118
0.0
1,200  Seres Group Co. Ltd. -
Class A
20,934
0.0
4,600  SF Holding Co. Ltd. -
Class A
27,348
0.0
8,300  Shaanxi Coal Industry
Co. Ltd. - Class A
22,691
0.0
11,750
(2)
Shandong Gold Mining
Co. Ltd. - Class H
28,059
0.0
30,000  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
22,978
0.0
15,700  Shanghai Baosight
Software Co. Ltd. - Class
B
27,919
0.0
11,300
(1)
Shanghai Electric Group
Co. Ltd. - Class A
11,972
0.0
3,400  Shanghai Fosun
Pharmaceutical Group
Co. Ltd. - Class A
11,641
0.0
11,500  Shanghai
Pharmaceuticals Holding
Co. Ltd. - Class H
16,552
0.0
23,700  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
34,071
0.1
11,500  Shanghai Rural
Commercial Bank Co.
Ltd. - Class A
13,233
0.0
768  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
12,898
0.0
980  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
28,964
0.0
2,900  Shengyi Technology Co.
Ltd. - Class A
10,975
0.0
520  Shennan Circuits Co. Ltd.
- Class A
9,135
0.0
32,400  Shenwan Hongyuan
Group Co. Ltd. - Class A
22,051
0.0
1,400  Shenzhen Inovance
Technology Co. Ltd. -
Class A
13,168
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,000  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
$ 32,272
0.1
925  Shenzhen Transsion
Holdings Co. Ltd. - Class
A
11,589
0.0
9,500  Shenzhou International
Group Holdings Ltd.
71,432
0.1
5,500  Sichuan Chuantou
Energy Co. Ltd. - Class A
12,171
0.0
1,100  Sieyuan Electric Co. Ltd.
- Class A
11,555
0.0
4,000
Silergy Corp.
46,463
0.1
15,600  Sinopharm Group Co.
Ltd. - Class H
36,201
0.1
8,000
Sinotruk Hong Kong Ltd.
21,729
0.0
21,000
(2)
Smoore International
Holdings Ltd.
35,880
0.1
1,300  Spring Airlines Co. Ltd. -
Class A
9,302
0.0
1,880  Sungrow Power Supply
Co. Ltd. - Class A
18,027
0.0
8,200  Sunny Optical Technology
Group Co. Ltd.
75,698
0.1
4,716
(1)
TAL Education Group,
ADR
62,298
0.1
8,050
TBEA Co. Ltd. - Class A
13,347
0.0
25,820  TCL Technology Group
Corp. - Class A
15,843
0.0
73,000
Tencent Holdings Ltd.
4,664,405
5.1
8,546  Tencent Music
Entertainment Group,
ADR
123,148
0.1
22,000  Tingyi Cayman Islands
Holding Corp.
36,935
0.1
14,800  Tongcheng Travel
Holdings Ltd.
39,795
0.1
4,500  Tongwei Co. Ltd. - Class
A
11,881
0.0
11,000  TravelSky Technology
Ltd. - Class H
16,333
0.0
7,000
Trip.com Group Ltd.
444,968
0.5
8,000  Tsingtao Brewery Co. Ltd.
- Class H
57,609
0.1
1,300  Unigroup Guoxin
Microelectronics Co. Ltd.
- Class A
11,835
0.0
3,200  Unisplendour Corp. Ltd.
- Class A
12,172
0.0
3,763  Vipshop Holdings Ltd.,
ADR
59,004
0.1
3,100  Wanhua Chemical Group
Co. Ltd. - Class A
28,744
0.0
55,000  Want Want China
Holdings Ltd.
34,637
0.1
26,000  Weichai Power Co. Ltd. -
Class H
54,760
0.1
7,420  Wens Foodstuffs Group
Co. Ltd. - Class A
17,063
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,160  Will Semiconductor Co.
Ltd. Shanghai - Class A
$ 21,391
0.0
2,900  Wuliangye Yibin Co. Ltd.
- Class A
52,567
0.1
2,130  WUS Printed Circuit
Kunshan Co. Ltd. - Class
A
9,793
0.0
4,541
(2)
WuXi AppTec Co. Ltd. -
Class H
40,552
0.1
39,500
(1)(2)
Wuxi Biologics Cayman,
Inc.
138,149
0.2
12,500  XCMG Construction
Machinery Co. Ltd. -
Class A
14,875
0.0
186,400
(1)(2)
Xiaomi Corp. - Class B
1,179,489
1.3
56,000
Xinyi Solar Holdings Ltd.
21,639
0.0
14,100
(1)
XPeng, Inc. - Class A
145,714
0.2
14,000
(2)
Yadea Group Holdings
Ltd.
27,272
0.0
42,900
(3)
Yankuang Energy Group
Co. Ltd. - Class H
44,529
0.1
3,600  Yintai Gold Co. Ltd. -
Class A
9,604
0.0
4,304
Yum China Holdings, Inc.
224,066
0.3
2,600  Yunnan Baiyao Group
Co. Ltd. - Class A
20,350
0.0
2,000  Zangge Mining Co. Ltd. -
Class A
9,906
0.0
700  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.
- Class A
19,507
0.0
17,500  Zhaojin Mining Industry
Co. Ltd. - Class H
34,956
0.1
5,800  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
12,187
0.0
3,280  Zhejiang Juhua Co. Ltd.
- Class A
11,212
0.0
5,800
(1)(2)
Zhejiang Leapmotor
Technology Co. Ltd.
37,627
0.1
4,612  Zhejiang NHU Co. Ltd. -
Class A
14,239
0.0
13,200  Zhejiang Zheneng
Electric Power Co. Ltd. -
Class A
10,383
0.0
980  Zhongji Innolight Co. Ltd.
- Class A
13,639
0.0
6,100  Zhongjin Gold Corp. Ltd.
- Class A
11,906
0.0
9,500  Zhongsheng Group
Holdings Ltd.
16,731
0.0
6,500  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
26,984
0.0
18,300  Zijin Mining Group Co.
Ltd. - Class A
46,019
0.1
60,000  Zijin Mining Group Co.
Ltd. - Class H
136,914
0.2
5,100
ZTE Corp. - Class A
24,164
0.0
6,840
ZTE Corp. - Class H
21,105
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,850  ZTO Express Cayman,
Inc.
$ 95,887
0.1
27,795,097
30.4
Colombia : 0.1%
2,775  Bancolombia SA -
Preference Shares
31,147
0.1
5,059  Interconexion Electrica
SA ESP
23,106
0.0
54,253
0.1
Czechia : 0.2%
1,822
CEZ AS
90,222
0.1
891
Komercni Banka AS
43,196
0.1
3,489
(2)
Moneta Money Bank AS
22,129
0.0
155,547
0.2
Egypt : 0.0%
27,040  Commercial International
Bank Egypt SAE
44,087
0.0
9,299
Talaat Moustafa Group
9,764
0.0
53,851
0.0
Greece : 0.5%
25,701  Alpha Services and
Holdings SA
61,730
0.1
29,191  Eurobank Ergasias
Services and Holdings SA
78,415
0.1
4,349
(4)
FF Group
—
—
1,909  Hellenic
Telecommunications
Organization SA
31,057
0.0
1,314
Jumbo SA
36,024
0.0
1,215
Mytilineos SA
53,546
0.1
9,897  National Bank of Greece
SA
101,721
0.1
1,910
OPAP SA
37,944
0.0
12,172  Piraeus Financial
Holdings SA
66,882
0.1
2,108
Public Power Corp. SA
31,654
0.0
498,973
0.5
Hong Kong : 0.1%
27,400
(1)
J&T Global Express Ltd.
19,937
0.0
1,500  Orient Overseas
International Ltd.
22,204
0.0
120,250  Sino Biopharmaceutical
Ltd.
58,144
0.1
100,285
0.1
Hungary : 0.3%
4,597  MOL Hungarian Oil &
Gas PLC
36,252
0.0
2,500
OTP Bank Nyrt
168,205
0.2
1,559
Richter Gedeon Nyrt
42,941
0.1
247,398
0.3
India : 17.9%
614
ABB India Ltd.
39,627
0.0
1,846
Adani Enterprises Ltd.
49,783
0.1
6,123  Adani Ports & Special
Economic Zone Ltd.
84,310
0.1
6,585
(1)
Adani Power Ltd.
38,919
0.0
478
Alkem Laboratories Ltd.
27,228
0.0
7,252
Ambuja Cements Ltd.
45,445
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
2,085
APL Apollo Tubes Ltd.
$ 37,146
0.0
1,118  Apollo Hospitals
Enterprise Ltd.
86,347
0.1
16,902
Ashok Leyland Ltd.
40,068
0.0
4,325
Asian Paints Ltd.
118,168
0.1
1,645
Astral Ltd.
24,846
0.0
4,320
(2)
AU Small Finance Bank
Ltd.
26,888
0.0
3,006
(1)
Aurobindo Pharma Ltd.
40,666
0.1
1,835
(1)(2)
Avenue Supermarts Ltd.
87,498
0.1
25,864
Axis Bank Ltd.
331,770
0.4
754
Bajaj Auto Ltd.
69,215
0.1
3,136
Bajaj Finance Ltd.
326,736
0.4
4,302
Bajaj Finserv Ltd.
100,604
0.1
304  Bajaj Holdings &
Investment Ltd.
44,228
0.1
904
Balkrishna Industries Ltd.
26,937
0.0
11,940
Bank of Baroda
31,766
0.0
41,402
Bharat Electronics Ltd.
144,822
0.2
3,018
Bharat Forge Ltd.
41,053
0.1
12,307  Bharat Heavy Electricals
Ltd.
30,908
0.0
17,346  Bharat Petroleum Corp.
Ltd.
56,176
0.1
28,883
Bharti Airtel Ltd.
583,907
0.6
82
Bosch Ltd.
27,140
0.0
1,201
Britannia Industries Ltd.
69,197
0.1
764
BSE Ltd.
48,644
0.1
21,527
Canara Bank
22,274
0.0
7,095  CG Power & Industrial
Solutions Ltd.
52,703
0.1
4,741  Cholamandalam
Investment and Finance
Co. Ltd.
83,945
0.1
5,945
Cipla Ltd./India
99,905
0.1
21,022
Coal India Ltd.
97,461
0.1
1,519  Colgate-Palmolive India
Ltd.
42,407
0.1
2,707  Container Corp. Of India
Ltd.
21,819
0.0
1,587
Cummins India Ltd.
56,332
0.1
5,753
Dabur India Ltd.
34,021
0.0
1,365
Divi's Laboratories Ltd.
91,979
0.1
412  Dixon Technologies India
Ltd.
63,191
0.1
8,318
DLF Ltd.
65,749
0.1
6,636  Dr Reddy's Laboratories
Ltd.
88,667
0.1
1,548
Eicher Motors Ltd.
96,570
0.1
25,744
GAIL India Ltd.
54,850
0.1
29,777
(1)
GMR Airports
Infrastructure Ltd.
26,200
0.0
4,586  Godrej Consumer
Products Ltd.
62,020
0.1
1,716
(1)
Godrej Properties Ltd.
42,410
0.1
3,002
Grasim Industries Ltd.
91,425
0.1
2,903
Havells India Ltd.
51,752
0.1
10,680
HCL Technologies Ltd.
197,850
0.2
1,104
(2)
HDFC Asset
Management Co. Ltd.
51,652
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
63,902
HDFC Bank Ltd.
$ 1,362,149
1.5
10,919
(2)
HDFC Life Insurance Co.
Ltd.
87,265
0.1
1,364
Hero MotoCorp Ltd.
59,193
0.1
15,245
Hindalco Industries Ltd.
120,971
0.1
2,274  Hindustan Aeronautics
Ltd.
110,494
0.1
11,018  Hindustan Petroleum
Corp. Ltd.
46,120
0.1
9,202
Hindustan Unilever Ltd.
243,000
0.3
1,826
(1)
Hyundai Motor India Ltd.
36,482
0.0
59,432
ICICI Bank Ltd.
934,153
1.0
2,747
(2)
ICICI Lombard General
Insurance Co. Ltd.
57,504
0.1
4,063
(2)
ICICI Prudential Life
Insurance Co. Ltd.
26,745
0.0
43,542
(1)
IDFC First Bank Ltd.
27,858
0.0
9,583
Indian Hotels Co. Ltd.
87,813
0.1
32,216
Indian Oil Corp. Ltd.
47,750
0.1
2,704  Indian Railway Catering &
Tourism Corp. Ltd.
22,912
0.0
13,504
(1)
Indus Towers Ltd.
52,511
0.1
6,694
IndusInd Bank Ltd.
50,653
0.1
818
Info Edge India Ltd.
68,296
0.1
37,487
Infosys Ltd.
686,895
0.8
2,121
(1)(2)
InterGlobe Aviation Ltd.
126,410
0.1
33,719
ITC Ltd.
161,116
0.2
3,808
Jindal Stainless Ltd.
25,762
0.0
4,689
Jindal Steel & Power Ltd.
49,623
0.1
5,058
JSW Energy Ltd.
31,704
0.0
6,817
JSW Steel Ltd.
84,078
0.1
4,072
Jubilant Foodworks Ltd.
31,524
0.0
4,726  Kalyan Jewellers India
Ltd.
25,683
0.0
12,345
Kotak Mahindra Bank Ltd.
312,522
0.3
7,601
Larsen & Toubro Ltd.
309,104
0.3
841
(2)
LTIMindtree Ltd.
43,934
0.1
2,604
Lupin Ltd.
61,658
0.1
3,396
(2)
Macrotech Developers
Ltd.
47,381
0.1
10,536
Mahindra & Mahindra Ltd.
327,029
0.4
1,427
(1)
Mankind Pharma Ltd.
40,312
0.0
5,716
Marico Ltd.
43,483
0.1
1,414
Maruti Suzuki India Ltd.
189,952
0.2
8,797  Max Healthcare Institute
Ltd.
112,520
0.1
1,198
Mphasis Ltd.
34,893
0.0
27
MRF Ltd.
35,491
0.0
1,341
Muthoot Finance Ltd.
37,283
0.0
3,719
Nestle India Ltd.
97,721
0.1
34,579
NHPC Ltd.
33,008
0.0
36,225
NMDC Ltd.
28,962
0.0
49,135
NTPC Ltd.
204,281
0.2
1,439
Oberoi Realty Ltd.
27,406
0.0
35,725  Oil & Natural Gas Corp.
Ltd.
102,667
0.1
5,650
Oil India Ltd.
25,490
0.0
246  Oracle Financial Services
Software Ltd.
22,417
0.0
69
Page Industries Ltd.
34,388
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
3,922
(1)
PB Fintech Ltd.
$ 72,427
0.1
1,243
Persistent Systems Ltd.
79,770
0.1
8,923
Petronet LNG Ltd.
30,563
0.0
2,238
Phoenix Mills Ltd.
42,884
0.1
887
PI Industries Ltd.
35,469
0.0
1,706
Pidilite Industries Ltd.
56,771
0.1
618
Polycab India Ltd.
37,046
0.0
16,830
Power Finance Corp. Ltd.
80,979
0.1
52,420  Power Grid Corp. of India
Ltd.
177,398
0.2
1,971  Prestige Estates Projects
Ltd.
27,226
0.0
26,898
Punjab National Bank
30,073
0.0
6,027
Rail Vikas Nigam Ltd.
24,564
0.0
14,953
REC Ltd.
74,539
0.1
68,741
Reliance Industries Ltd.
1,021,995
1.1
32,607
(1)
Reliance Strategic
Investments Ltd.
86,352
0.1
36,347  Samvardhana Motherson
International Ltd.
55,189
0.1
3,186  SBI Cards & Payment
Services Ltd.
32,749
0.0
5,084
(2)
SBI Life Insurance Co.
Ltd.
91,704
0.1
105
Shree Cement Ltd.
37,340
0.0
15,965
Shriram Finance Ltd.
121,922
0.1
1,007
Siemens Ltd.
61,797
0.1
310
Solar Industries India Ltd.
40,526
0.0
5,121
(2)
Sona Blw Precision
Forgings Ltd.
27,459
0.0
1,539
SRF Ltd.
52,779
0.1
20,028
State Bank of India
180,066
0.2
10,797  Sun Pharmaceutical
Industries Ltd.
218,798
0.2
754
Sundaram Finance Ltd.
40,245
0.0
743
Supreme Industries Ltd.
29,625
0.0
109,544
(1)
Suzlon Energy Ltd.
72,048
0.1
1,299  Tata Communications
Ltd.
23,874
0.0
10,167  Tata Consultancy
Services Ltd.
427,691
0.5
6,645  Tata Consumer Products
Ltd.
77,561
0.1
387
Tata Elxsi Ltd.
23,513
0.0
22,864
Tata Motors Ltd.
179,269
0.2
18,091
Tata Power Co. Ltd.
79,007
0.1
84,725
Tata Steel Ltd.
151,353
0.2
6,075
Tech Mahindra Ltd.
100,203
0.1
491
Thermax Ltd.
20,921
0.0
3,983
Titan Co. Ltd.
142,144
0.2
1,339  Torrent Pharmaceuticals
Ltd.
50,399
0.1
2,028
Torrent Power Ltd.
35,042
0.0
2,054
Trent Ltd.
127,326
0.1
1,227  Tube Investments of India
Ltd.
39,553
0.0
2,672
TVS Motor Co. Ltd.
75,323
0.1
1,312
UltraTech Cement Ltd.
175,980
0.2
17,715
Union Bank of India Ltd.
25,955
0.0
3,182
United Spirits Ltd.
52,064
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
5,943
UPL Ltd.
$ 42,377
0.1
15,205
Varun Beverages Ltd.
95,675
0.1
15,542
Vedanta Ltd.
83,752
0.1
283,396
(1)
Vodafone Idea Ltd.
22,418
0.0
2,675
Voltas Ltd.
45,509
0.1
29,336
Wipro Ltd.
89,476
0.1
164,436
(1)
Yes Bank Ltd.
32,322
0.0
81,834
(1)
Zomato Ltd.
192,235
0.2
2,887
Zydus Lifesciences Ltd.
29,861
0.0
16,392,896
17.9
Indonesia : 1.2%
165,700  Adaro Energy Indonesia
Tbk PT
18,408
0.0
75,000
(1)
Amman Mineral
Internasional PT
24,221
0.0
225,600  Astra International Tbk
PT
66,766
0.1
624,900
Bank Central Asia Tbk PT
320,752
0.4
422,800  Bank Mandiri Persero
Tbk PT
131,253
0.2
171,500  Bank Negara Indonesia
Persero Tbk PT
43,498
0.1
771,438  Bank Rakyat Indonesia
Persero Tbk PT
186,481
0.2
271,082
Barito Pacific Tbk PT
11,534
0.0
88,400  Chandra Asri Pacific Tbk
PT
38,435
0.0
82,300  Charoen Pokphand
Indonesia Tbk PT
21,765
0.0
10,155,200
(1)
GoTo Gojek Tokopedia
Tbk PT
50,503
0.1
24,800  Indofood CBP Sukses
Makmur Tbk PT
15,238
0.0
47,900  Indofood Sukses Makmur
Tbk PT
20,523
0.0
252,400
Kalbe Farma Tbk PT
17,299
0.0
213,900  Sumber Alfaria Trijaya
Tbk PT
26,476
0.0
561,000  Telkom Indonesia Persero
Tbk PT
81,474
0.1
17,600
United Tractors Tbk PT
24,950
0.0
1,099,576
1.2
Kazakhstan : —%
40,645
(1)(4)
Polymetal International
PLC
—
—
Kuwait : 0.8%
17,903
Boubyan Bank KSCP
39,780
0.1
23,574
Gulf Bank KSCP
27,143
0.0
112,468  Kuwait Finance House
KSCP
289,229
0.3
7,503
Mabanee Co. KPSC
20,068
0.0
22,200  Mobile
Telecommunications Co.
KSCP
34,529
0.1
88,632  National Bank of Kuwait
SAKP
300,833
0.3
711,582
0.8
Luxembourg : 0.1%
1,560
Reinet Investments SCA
37,880
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Luxembourg (continued)
3,329
(1)
Zabka Group SA
$ 17,780
0.0
55,660
0.1
Malaysia : 1.3%
29,300
AMMB Holdings Bhd
37,037
0.1
34,200
Axiata Group Bhd
13,839
0.0
40,200
CelcomDIGI Bhd
31,572
0.1
91,300  CIMB Group Holdings
Bhd
144,658
0.2
53,400
Gamuda Bhd
50,838
0.1
23,700
Genting Bhd
17,422
0.0
7,172
Hong Leong Bank Bhd
32,635
0.1
23,300
IHH Healthcare Bhd
36,335
0.1
26,900
IOI Corp. Bhd
22,145
0.0
5,500  Kuala Lumpur Kepong
Bhd
25,656
0.0
60,700
Malayan Banking Bhd
138,584
0.2
28,100
Maxis Bhd
21,510
0.0
14,400
MISC Bhd
23,295
0.0
40,700
(2)
MR DIY Group M Bhd
12,974
0.0
800
Nestle Malaysia Bhd
13,415
0.0
33,700  Petronas Chemicals
Group Bhd
27,603
0.0
3,600
Petronas Dagangan Bhd
14,849
0.0
8,000
Petronas Gas Bhd
30,431
0.0
7,380
PPB Group Bhd
19,154
0.0
43,100  Press Metal Aluminium
Holdings Bhd
49,100
0.1
164,700
Public Bank Bhd
164,386
0.2
17,600
QL Resources Bhd
18,557
0.0
16,076
RHB Bank Bhd
24,780
0.0
33,300
Sime Darby Bhd
16,633
0.0
23,200  Sime Darby Plantation
Bhd
25,692
0.0
27,900
Sunway Bhd
28,616
0.0
14,400
Telekom Malaysia Bhd
21,299
0.0
32,900
Tenaga Nasional Bhd
99,378
0.1
38,800
YTL Corp. Bhd
17,585
0.0
28,900  YTL Power International
Bhd
21,818
0.0
1,201,796
1.3
Mexico : 1.9%
41,454
Alfa SAB de CV - Class A
32,289
0.0
206,793  America Movil SAB de
CV
147,330
0.2
5,684  Arca Continental SAB
de CV
59,436
0.1
173,227
Cemex SAB de CV
97,260
0.1
5,792  Coca-Cola Femsa SAB
de CV
53,152
0.1
32,260  Fibra Uno Administracion
SA de CV
37,676
0.0
19,595  Fomento Economico
Mexicano SAB de CV
190,708
0.2
2,057  Gruma SAB de CV -
Class B
36,980
0.0
3,285  Grupo Aeroportuario del
Centro Norte SAB de CV
32,265
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
4,356  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
$ 80,470
0.1
2,046  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
55,903
0.1
14,429
Grupo Bimbo SAB de CV
39,125
0.1
6,359
Grupo Carso SAB de CV
37,052
0.0
3,200
(3)
Grupo Comercial
Chedraui SA de CV
17,982
0.0
29,408  Grupo Financiero Banorte
SAB de CV - Class O
204,172
0.2
20,788
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
46,737
0.1
35,202  Grupo Mexico SAB de
CV
175,868
0.2
2,293
(1)
Industrias Penoles SAB
de CV
42,636
0.1
16,951  Kimberly-Clark de Mexico
SAB de CV - Class A
27,773
0.0
11,700  Prologis Property Mexico
SA de CV
37,568
0.0
2,195  Promotora y Operadora
de Infraestructura SAB
de CV
22,115
0.0
2,400  Qualitas Controladora
SAB de CV
20,863
0.0
989
Southern Copper Corp.
92,432
0.1
58,821  Wal-Mart de Mexico SAB
de CV
162,599
0.2
1,750,391
1.9
Netherlands : —%
34,476
(1)(4)
Yandex NV - Class A
—
—
Peru : 0.2%
1,985  Cia de Minas
Buenaventura SAA, ADR
31,026
0.0
769
Credicorp Ltd.
143,157
0.2
174,183
0.2
Philippines : 0.5%
2,865
Ayala Corp.
29,656
0.0
75,790
Ayala Land, Inc.
30,550
0.0
24,138  Bank of the Philippine
Islands
55,681
0.1
27,119
BDO Unibank, Inc.
72,649
0.1
11,520  International Container
Terminal Services, Inc.
71,465
0.1
4,960
Jollibee Foods Corp.
20,802
0.0
3,200
Manila Electric Co.
30,756
0.0
21,312  Metropolitan Bank & Trust
Co.
27,232
0.0
875
PLDT, Inc.
19,418
0.0
2,492
SM Investments Corp.
34,376
0.1
114,000
SM Prime Holdings, Inc.
47,906
0.1
440,491
0.5
Poland : 1.0%
6,605
(1)(2)
Allegro.eu SA
53,582
0.1
2,079  Bank Polska Kasa Opieki
SA
95,043
0.1
722
CD Projekt SA
39,676
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Poland (continued)
550
(1)(2)
Dino Polska SA
$ 64,197
0.1
1,587
KGHM Polska Miedz SA
51,878
0.1
12
L.P. SA
54,755
0.1
168
(1)
mBank SA
35,309
0.0
10,224
(1)
PGE Polska Grupa
Energetyczna SA
21,039
0.0
6,560  Polski Koncern Naftowy
ORLEN SA
115,545
0.1
9,859  Powszechna Kasa
Oszczednosci Bank
Polski SA
192,502
0.2
6,746  Powszechny Zaklad
Ubezpieczen SA
98,011
0.1
461  Santander Bank Polska
SA
66,382
0.1
887,919
1.0
Qatar : 0.8%
21,503
Barwa Real Estate Co.
15,591
0.0
37,213
Commercial Bank PSQC
42,648
0.1
23,617
Dukhan Bank
22,910
0.0
16,552
Industries Qatar QSC
58,598
0.1
69,123
Masraf Al Rayan QSC
42,716
0.1
62,859  Mesaieed Petrochemical
Holding Co.
24,792
0.0
9,388
Ooredoo QPSC
30,425
0.0
5,172  Qatar Electricity & Water
Co. QSC
21,137
0.0
7,274
Qatar Fuel QSC
29,667
0.0
31,733  Qatar Gas Transport Co.
Ltd.
40,658
0.1
11,797  Qatar International
Islamic Bank QSC
33,049
0.0
20,010
Qatar Islamic Bank SAQ
112,877
0.1
51,450  Qatar National Bank
QPSC
226,760
0.3
701,828
0.8
Romania : 0.0%
6,635
NEPI Rockcastle NV
47,956
0.0
Russia : —%
292,495
(4)
Alrosa PJSC
—
—
1,334,323
(1)(4)
Gazprom PJSC
—
—
4,339,761
(4)
Inter RAO UES PJSC
—
—
46,982
(4)
Lukoil PJSC
—
—
7,931
(4)
Magnit PJSC
—
—
701,600
(1)(4)
MMC Norilsk Nickel PJSC
—
—
98,282
(4)
Mobile TeleSystems
PJSC
—
—
170,929
(4)
Moscow Exchange
MICEX-RTS PJSC
—
—
101,990
(4)
Novatek PJSC
—
—
166,658
(4)
Novolipetsk Steel PJSC
—
—
4,906
(1)(4)
Ozon Holdings PLC, ADR
—
—
5,194
(4)
PhosAgro PJSC
—
—
100
(4)
PhosAgro PJSC NPV
GDR
—
—
3,794
(1)(4)
Polyus PJSC
—
—
126,916
(4)
Rosneft Oil Co. PJSC
—
—
1,201,542
(4)
Sberbank of Russia
PJSC
—
—

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Russia (continued)
23,691
(4)
Severstal PAO
$ —
—
770,779
(4)
Surgutneftegas PJSC
—
—
160,492
(4)
Tatneft PJSC
—
—
344,289
(1)(4)
United Co. RUSAL
International PJSC
—
—
75,437
(1)(4)
VTB Bank PJSC
—
—
—
—
Saudi Arabia : 3.9%
1,659
ACWA Power Co.
150,828
0.2
4,247
Ades Holding Co.
18,408
0.0
22,123
Al Rajhi Bank
600,535
0.7
457
(1)
Al Rajhi Co for Co-
operative Insurance
17,139
0.0
13,953
Alinma Bank
113,899
0.1
5,452
Almarai Co. JSC
80,540
0.1
10,256
Arab National Bank
62,945
0.1
281  Arabian Internet &
Communications Services
Co.
22,635
0.0
7,029
Bank AlBilad
69,197
0.1
6,148
(1)
Bank Al-Jazira
28,575
0.0
13,864
Banque Saudi Fransi
68,506
0.1
952  Bupa Arabia for
Cooperative Insurance
Co.
44,820
0.1
852  Co. for Cooperative
Insurance
32,429
0.0
390
Dallah Healthcare Co.
13,163
0.0
6,121
(1)
Dar Al Arkan Real Estate
Development Co.
34,843
0.0
966  Dr Sulaiman Al Habib
Medical Services Group
Co.
71,746
0.1
272
Elm Co.
70,337
0.1
4,327
Etihad Etisalat Co.
70,365
0.1
6,791
Jarir Marketing Co.
23,456
0.0
1,131  Mouwasat Medical
Services Co.
22,624
0.0
16,602
Riyad Bank
145,580
0.2
2,663
SABIC Agri-Nutrients Co.
75,161
0.1
4,380  Sahara International
Petrochemical Co.
24,259
0.0
286  SAL Saudi Logistics
Services
14,999
0.0
15,127
(1)
Saudi Arabian Mining Co.
185,627
0.2
64,735
(2)
Saudi Arabian Oil Co.
461,157
0.5
666  Saudi Aramco Base Oil
Co.
18,629
0.0
11,399
Saudi Awwal Bank
113,867
0.1
10,057  Saudi Basic Industries
Corp.
170,785
0.2
8,953
Saudi Electricity Co.
38,014
0.1
4,684  Saudi Industrial
Investment Group
19,381
0.0
7,317
Saudi Investment Bank
28,488
0.0
9,874
(1)
Saudi Kayan
Petrochemical Co.
16,074
0.0
33,170
Saudi National Bank
316,089
0.4
431
(1)
Saudi Research & Media
Group
19,805
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
569  Saudi Tadawul Group
Holding Co.
$ 30,928
0.0
22,470
Saudi Telecom Co.
271,658
0.3
3,356  Yanbu National
Petrochemical Co.
30,941
0.0
3,598,432
3.9
South Africa : 2.8%
9,596
Absa Group Ltd.
92,631
0.1
1,063  Anglo American Platinum
Ltd.
42,752
0.1
4,388  Aspen Pharmacare
Holdings Ltd.
39,185
0.0
3,797
Bid Corp. Ltd.
91,006
0.1
3,875
(3)
Bidvest Group Ltd.
49,772
0.1
978  Capitec Bank Holdings
Ltd.
166,339
0.2
2,669
Clicks Group Ltd.
49,308
0.1
6,066
Discovery Ltd.
66,003
0.1
56,630
FirstRand Ltd.
222,546
0.2
10,144
Gold Fields Ltd.
224,119
0.3
6,512  Harmony Gold Mining
Co. Ltd.
95,366
0.1
10,312
(1)
Impala Platinum Holdings
Ltd.
70,992
0.1
753
Kumba Iron Ore Ltd.
12,816
0.0
19,205
MTN Group Ltd.
129,077
0.1
1,915
Naspers Ltd. - Class N
474,902
0.5
5,272
Nedbank Group Ltd.
73,969
0.1
53,622
Old Mutual Ltd.
34,802
0.0
9,605
OUTsurance Group Ltd.
36,513
0.0
26,869
(2)
Pepkor Holdings Ltd.
37,413
0.0
5,750
Remgro Ltd.
49,756
0.1
19,878
(3)
Sanlam Ltd.
89,714
0.1
6,800
(1)
Sasol Ltd.
28,492
0.0
5,610
Shoprite Holdings Ltd.
83,665
0.1
14,943  Standard Bank Group
Ltd.
195,250
0.2
6,966
Vodacom Group Ltd.
47,853
0.1
10,799
(3)
Woolworths Holdings
Ltd./South Africa
30,038
0.0
2,534,279
2.8
South Korea : 8.4%
453
(1)
Alteogen, Inc.
110,732
0.1
330
Amorepacific Corp.
22,862
0.0
1,784
Celltrion, Inc.
206,080
0.2
93
CJ CheilJedang Corp.
15,625
0.0
632
Coway Co. Ltd.
34,816
0.0
522
DB Insurance Co. Ltd.
31,533
0.0
635
Doosan Bobcat, Inc.
21,683
0.0
5,111
(1)
Doosan Enerbility Co.
Ltd.
82,063
0.1
561
(1)
Ecopro BM Co. Ltd.
37,028
0.0
1,165
Ecopro Co. Ltd.
39,622
0.0
287
(1)
Ecopro Materials Co. Ltd.
11,394
0.0
3,241  Hana Financial Group,
Inc.
132,331
0.2
256
Hanjin Kal Corp.
14,172
0.0
850  Hankook Tire &
Technology Co. Ltd.
22,887
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
507  Hanmi Semiconductor
Co. Ltd.
$ 24,241
0.0
361  Hanwha Aerospace Co.
Ltd.
155,116
0.2
1,044
(1)
Hanwha Ocean Co. Ltd.
48,043
0.1
502
HD Hyundai Co. Ltd.
24,824
0.0
267  HD Hyundai Electric Co.
Ltd.
54,489
0.1
252  HD Hyundai Heavy
Industries Co. Ltd.
48,193
0.1
482  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
66,373
0.1
1,341
(1)
HLB, Inc.
50,410
0.1
2,971
HMM Co. Ltd.
39,674
0.1
263
HYBE Co. Ltd.
42,258
0.1
422
Hyundai Glovis Co. Ltd.
32,445
0.0
682
Hyundai Mobis Co. Ltd.
121,365
0.1
1,547
Hyundai Motor Co.
208,953
0.2
869
Hyundai Rotem Co. Ltd.
62,498
0.1
2,933
Industrial Bank of Korea
28,460
0.0
3,526
Kakao Corp.
93,998
0.1
1,869
KakaoBank Corp.
28,225
0.0
4,223
KB Financial Group, Inc.
228,902
0.3
2,689
Kia Corp.
170,076
0.2
838  Korea Aerospace
Industries Ltd.
43,044
0.1
2,867  Korea Electric Power
Corp.
42,311
0.1
465  Korea Investment
Holdings Co. Ltd.
23,253
0.0
47
Korea Zinc Co. Ltd.
24,888
0.0
1,959
Korean Air Lines Co. Ltd.
28,519
0.0
324
(1)
Krafton, Inc.
74,096
0.1
1,069
KT&G Corp.
73,528
0.1
560
LG Chem Ltd.
94,172
0.1
964
LG Corp.
42,517
0.1
3,594
(1)
LG Display Co. Ltd.
21,659
0.0
1,208
LG Electronics, Inc.
63,720
0.1
530
(1)
LG Energy Solution Ltd.
121,397
0.1
103
LG H&H Co. Ltd.
21,942
0.0
169
LG Innotek Co. Ltd.
18,573
0.0
2,132
LG Uplus Corp.
14,920
0.0
173
LS Electric Co. Ltd.
21,179
0.0
1,064  Meritz Financial Group,
Inc.
88,948
0.1
2,637  Mirae Asset Securities
Co. Ltd.
16,539
0.0
1,613
NAVER Corp.
210,793
0.2
150
NCSoft Corp.
15,277
0.0
1,584  NH Investment &
Securities Co. Ltd.
15,197
0.0
264  Orion Corp./Republic of
Korea
21,201
0.0
357
(1)
POSCO Future M Co.
Ltd.
29,488
0.0
795
POSCO Holdings, Inc.
151,613
0.2
600
Posco International Corp.
20,229
0.0
202
(1)(2)
Samsung Biologics Co.
Ltd.
140,190
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
997
Samsung C&T Corp.
$ 79,636
0.1
647  Samsung Electro-
Mechanics Co. Ltd.
57,307
0.1
54,021  Samsung Electronics Co.
Ltd.
2,141,688
2.3
348  Samsung Fire & Marine
Insurance Co. Ltd.
84,929
0.1
7,508
(1)
Samsung Heavy
Industries Co. Ltd.
69,257
0.1
901  Samsung Life Insurance
Co. Ltd.
50,934
0.1
629
Samsung SDI Co. Ltd.
81,288
0.1
483
Samsung SDS Co. Ltd.
38,248
0.0
4,828  Shinhan Financial Group
Co. Ltd.
154,510
0.2
359
(1)
SK Biopharmaceuticals
Co. Ltd.
24,486
0.0
6,180
SK Hynix, Inc.
823,831
0.9
763
SK Innovation Co. Ltd.
58,702
0.1
1,064
(1)
SK Square Co. Ltd.
68,157
0.1
584
SK Telecom Co. Ltd.
21,998
0.0
402
SK, Inc.
35,584
0.0
222
(1)
SKC Co. Ltd.
15,755
0.0
534
S-Oil Corp.
20,390
0.0
7,059  Woori Financial Group,
Inc.
79,715
0.1
642
Yuhan Corp.
48,036
0.1
7,705,015
8.4
Taiwan : 16.6%
6,000
Accton Technology Corp.
106,302
0.1
34,462
Acer, Inc.
37,192
0.0
5,324
Advantech Co. Ltd.
60,833
0.1
1,000
Alchip Technologies Ltd.
84,297
0.1
38,243  ASE Technology Holding
Co. Ltd.
168,067
0.2
27,356
Asia Cement Corp.
38,659
0.0
4,000  Asia Vital Components
Co. Ltd.
56,640
0.1
8,000
Asustek Computer, Inc.
148,849
0.2
78,400
AUO Corp.
32,099
0.0
7,000  Catcher Technology Co.
Ltd.
44,603
0.0
106,545  Cathay Financial Holding
Co. Ltd.
198,817
0.2
16,960  Chailease Holding Co.
Ltd.
59,976
0.1
67,152  Chang Hwa Commercial
Bank Ltd.
36,112
0.0
20,650  Cheng Shin Rubber
Industry Co. Ltd.
31,388
0.0
32,000
China Airlines Ltd.
21,873
0.0
179,100  China Development
Financial Holding Corp.
93,531
0.1
134,535
China Steel Corp.
91,200
0.1
42,000  Chunghwa Telecom Co.
Ltd.
163,165
0.2
50,000
Compal Electronics, Inc.
48,602
0.1
187,170  CTBC Financial Holding
Co. Ltd.
225,040
0.2
21,703
Delta Electronics, Inc.
240,041
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
10,000
E Ink Holdings, Inc.
$ 81,408
0.1
161,514  E.Sun Financial Holding
Co. Ltd.
141,194
0.2
2,386
Eclat Textile Co. Ltd.
32,072
0.0
3,000
Elite Material Co. Ltd.
50,248
0.1
1,000  eMemory Technology,
Inc.
70,308
0.1
30,000
Eva Airways Corp.
36,912
0.0
11,656  Evergreen Marine Corp.
Taiwan Ltd.
78,149
0.1
33,685  Far Eastern New Century
Corp.
33,637
0.0
20,000  Far EasTone
Telecommunications Co.
Ltd.
55,717
0.1
5,597  Feng TAY Enterprise Co.
Ltd.
20,314
0.0
125,162  First Financial Holding
Co. Ltd.
102,699
0.1
41,600  Formosa Chemicals &
Fibre Corp.
32,956
0.0
47,600
Formosa Plastics Corp.
52,891
0.1
1,100
Fortune Electric Co. Ltd.
15,164
0.0
91,477  Fubon Financial Holding
Co. Ltd.
237,866
0.3
6,000  Gigabyte Technology Co.
Ltd.
44,628
0.0
1,000
Global Unichip Corp.
32,499
0.0
3,000
Globalwafers Co. Ltd.
29,136
0.0
141,170  Hon Hai Precision
Industry Co. Ltd.
636,788
0.7
3,080
Hotai Motor Co. Ltd.
56,425
0.1
100,483  Hua Nan Financial
Holdings Co. Ltd.
84,966
0.1
89,343
Innolux Corp.
41,097
0.0
3,000  International Games
System Co. Ltd.
70,632
0.1
31,000
Inventec Corp.
40,152
0.0
1,000  Jentech Precision
Industrial Co. Ltd.
30,117
0.0
1,000
Largan Precision Co. Ltd.
72,024
0.1
24,538
Lite-On Technology Corp.
68,149
0.1
1,000
Lotes Co. Ltd.
42,312
0.0
16,820
MediaTek, Inc.
724,950
0.8
131,811  Mega Financial Holding
Co. Ltd.
159,772
0.2
8,000  Micro-Star International
Co. Ltd.
39,503
0.0
58,890
Nan Ya Plastics Corp.
53,654
0.1
2,000  Nien Made Enterprise
Co. Ltd.
24,009
0.0
7,000  Novatek Microelectronics
Corp.
116,369
0.1
23,000
Pegatron Corp.
58,782
0.1
3,000
(1)
PharmaEssentia Corp.
47,313
0.1
26,000
Pou Chen Corp.
27,879
0.0
6,000  President Chain Store
Corp.
45,449
0.1
31,000
Quanta Computer, Inc.
215,687
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
5,760  Realtek Semiconductor
Corp.
$ 91,829
0.1
17,020  Ruentex Development
Co. Ltd.
18,165
0.0
44,152  Shanghai Commercial &
Savings Bank Ltd.
60,385
0.1
165,377
(1)
Shin Kong Financial
Holding Co. Ltd.
61,036
0.1
122,194  SinoPac Financial
Holdings Co. Ltd.
82,891
0.1
14,800  Synnex Technology
International Corp.
32,052
0.0
131,322  Taishin Financial Holding
Co. Ltd.
68,480
0.1
78,669
Taiwan Business Bank
34,854
0.0
78,389
Taiwan Cement Corp.
76,064
0.1
116,166  Taiwan Cooperative
Financial Holding Co. Ltd.
84,743
0.1
14,000  Taiwan High Speed Rail
Corp.
11,300
0.0
20,000
Taiwan Mobile Co. Ltd.
70,379
0.1
279,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
7,857,474
8.6
16,000  Unimicron Technology
Corp.
45,579
0.1
53,209  Uni-President Enterprises
Corp.
129,755
0.1
131,000  United Microelectronics
Corp.
183,167
0.2
12,006  Vanguard International
Semiconductor Corp.
34,179
0.0
1,000  Voltronic Power
Technology Corp.
46,762
0.1
7,645
Wan Hai Lines Ltd.
18,218
0.0
32,000
Wistron Corp.
93,810
0.1
1,000
Wiwynn Corp.
50,640
0.1
18,280
WPG Holdings Ltd.
34,525
0.0
4,802
Yageo Corp.
70,726
0.1
20,000  Yang Ming Marine
Transport Corp.
45,244
0.1
115,905  Yuanta Financial Holding
Co. Ltd.
118,792
0.1
8,000  Zhen Ding Technology
Holding Ltd.
25,375
0.0
15,237,537
16.6
Thailand : 1.2%
400  Advanced Info Service
PCL
3,253
0.0
13,100  Advanced Info Service
PCL - Foreign Shares
106,527
0.1
48,700
Airports of Thailand PCL
54,422
0.1
125,300  Bangkok Dusit Medical
Services PCL - Class F
80,582
0.1
84,500  Bangkok Expressway &
Metro PCL
13,500
0.0
6,800  Bumrungrad Hospital
PCL
33,049
0.1
1,300
Central Pattana PCL
1,809
0.0
21,600  Central Pattana PCL -
Foreign Shares
30,062
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
20,900
Central Retail Corp. PCL
$ 15,463
0.0
2,500  Charoen Pokphand
Foods PCL
1,759
0.0
39,700  Charoen Pokphand
Foods PCL - Foreign
Shares
27,933
0.0
66,300
CP ALL PCL - Foreign
96,987
0.1
24,011
CP AXTRA PCL
18,517
0.0
35,600  Delta Electronics
Thailand PCL
70,122
0.1
35,600  Gulf Energy Development
PCL
52,206
0.1
71,551  Home Product Center
PCL
18,184
0.0
11,700  Intouch Holdings PCL -
Class F
28,108
0.0
6,900
Kasikornbank PCL
32,968
0.0
4,800
Krung Thai Bank PCL
3,423
0.0
35,700  Krung Thai Bank PCL -
Foreign Shares
25,457
0.0
10,000
Krungthai Card PCL
13,482
0.0
37,700
Minor International PCL
29,399
0.0
16,100  PTT Exploration &
Production PCL
55,456
0.1
34,200  PTT Oil & Retail Business
PCL
11,949
0.0
113,300
PTT PCL - Foreign
107,004
0.1
48,900
(4)
Robinson PCL
—
—
9,600
SCB X PCL
34,890
0.1
9,200  Siam Cement PCL
- Foreign
42,446
0.1
291,400  TMBThanachart Bank
PCL
16,885
0.0
119,107
(1)
True Corp. PCL
41,248
0.1
1,067,090
1.2
Turkey : 0.5%
35,418
Akbank TAS
48,767
0.1
15,408  Aselsan Elektronik
Sanayi Ve Ticaret AS
48,683
0.1
5,133  BIM Birlesik Magazalar
AS
61,985
0.1
8,903
Coca-Cola Icecek AS
12,543
0.0
41,319  Eregli Demir ve Celik
Fabrikalari TAS
24,519
0.0
764
Ford Otomotiv Sanayi AS
21,321
0.0
12,023  Haci Omer Sabanci
Holding AS
26,608
0.0
8,553
KOC Holding AS
36,909
0.0
2,816
(1)
Pegasus Hava
Tasimaciligi AS
19,124
0.0
132,775
(1)
Sasa Polyester Sanayi
AS
13,079
0.0
6,125
(1)
Turk Hava Yollari AO
50,164
0.1
13,723  Turkcell Iletisim
Hizmetleri AS
34,632
0.0
98,771  Turkiye Is Bankasi AS -
Class C
31,905
0.0
11,163  Turkiye Petrol Rafinerileri
AS
40,595
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
14,390  Turkiye Sise ve Cam
Fabrikalari AS
$ 14,617
0.0
39,010
Yapi ve Kredi Bankasi AS
24,723
0.0
510,174
0.5
United Arab Emirates : 1.4%
33,553  Abu Dhabi Commercial
Bank PJSC
99,437
0.1
16,560  Abu Dhabi Islamic Bank
PJSC
72,318
0.1
34,812  Abu Dhabi National Oil
Co. for Distribution PJSC
32,192
0.0
37,354  ADNOC Drilling Co.
PJSC
52,273
0.1
43,564
Aldar Properties PJSC
99,486
0.1
33,144  Americana Restaurants
International PLC
19,220
0.0
33,188
Dubai Islamic Bank PJSC
64,598
0.1
11,468  Emaar Development
PJSC
38,073
0.1
75,010
Emaar Properties PJSC
271,651
0.3
21,517  Emirates NBD Bank
PJSC
118,335
0.1
39,295  Emirates
Telecommunications
Group Co. PJSC
180,802
0.2
49,978  First Abu Dhabi Bank
PJSC
188,047
0.2
40,718
(1)
Multiply Group PJSC
18,364
0.0
1,254,796
1.4
United Kingdom : 0.2%
5,713
Anglogold Ashanti PLC
214,447
0.2
United States : 0.1%
8,707
JBS S/A
62,788
0.1
866
(1)
Legend Biotech Corp.,
ADR
29,383
0.0
92,171
0.1
Total Common Stock
(Cost $102,417,579)
87,762,283
95.9
PREFERRED STOCK : 1.7%
Brazil : 1.1%
63,845  Banco Bradesco SA -
Preference Shares
141,419
0.2
2,751  Centrais Eletricas
Brasileiras SA
21,458
0.0
21,037  Cia Energetica de Minas
Gerais
37,824
0.0
13,500  Cia Paranaense de
Energia
24,769
0.0
15,806
Gerdau SA
44,982
0.0
60,206
Itau Unibanco Holding SA
331,498
0.4
65,694
Itausa SA
108,791
0.1
50,701
Petroleo Brasileiro SA
330,783
0.4
1,041,524
1.1
Chile : 0.1%
1,648  Sociedad Quimica y
Minera de Chile SA
65,605
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Colombia : 0.1%
5,303
Bancolombia SA
$ 53,563
0.1
Russia : —%
773,978
(4)
Surgutneftegas PJSC
—
—
South Korea : 0.4%
198
Hyundai Motor Co.
19,945
0.0
435  Hyundai Motor Co. -
Second Preference
Shares
44,129
0.1
9,271  Samsung Electronics Co.
Ltd.
300,078
0.3
364,152
0.4
Total Preferred Stock
(Cost $2,010,743)
1,524,844
1.7
Total Long-Term
Investments
(Cost $104,428,322)
89,287,127
97.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.4%
Repurchase Agreements : 0.5%
493,221
(5)
TD Securities (USA) LLC,
Repurchase Agreement
dated 03/31/2025,
4.370%, due 04/01/2025
(Repurchase Amount
$493,280, collateralized
by various U.S.
Government Securities,
4.875%, Market Value
plus accrued interest
$503,086, due 10/31/28)
493,221
0.5
Total Repurchase
Agreements
(Cost $493,221)
493,221
0.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.9%
1,742,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $1,742,000) $ 1,742,000 1.9
Total Short-Term
Investments
(Cost $2,235,221)
2,235,221
2.4
Total Investments in
Securities
(Cost $106,663,543) $ 91,522,348 100.0
Liabilities in Excess of
Other Assets (24,635) 0.0
Net Assets $ 91,497,713 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23.7%
Information Technology 21.4
Consumer Discretionary 14.1
Communication Services 10.0
Industrials 6.1
Materials 5.8
Consumer Staples 4.6
Energy 4.4
Health Care 3.3
Utilities 2.6
Real Estate 1.6
Short-Term Investments 2.4
Liabilities in Excess of Other Assets 0.0
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 2,830,108 $ — $ — $ 2,830,108
Chile 348,552 — — 348,552
China 1,861,999 25,933,098 — 27,795,097
Colombia 54,253 — — 54,253
Czechia 112,351 43,196 — 155,547
Egypt 53,851 — — 53,851
Greece — 498,973 — 498,973
Hong Kong — 100,285 — 100,285
Hungary 42,941 204,457 — 247,398
India 36,482 16,356,414 — 16,392,896
Indonesia 391,724 707,852 — 1,099,576
Kazakhstan — — — —
Kuwait 20,068 691,514 — 711,582
Luxembourg 55,660 — — 55,660
Malaysia 117,202 1,084,594 — 1,201,796
Mexico 1,750,391 — — 1,750,391
Netherlands — — — —
Peru 174,183 — — 174,183
Philippines 195,672 244,819 — 440,491
Poland — 887,919 — 887,919
Qatar 252,035 449,793 — 701,828
Romania 47,956 — — 47,956
Russia — — — —
Saudi Arabia 712,874 2,885,558 — 3,598,432
South Africa 832,247 1,702,032 — 2,534,279
South Korea — 7,705,015 — 7,705,015
Taiwan — 15,237,537 — 15,237,537
Thailand — 1,067,090 — 1,067,090
Turkey 240,475 269,699 — 510,174
United Arab Emirates 630,995 623,801 — 1,254,796
United Kingdom — 214,447 — 214,447
United States 92,171 — — 92,171
Total Common Stock 10,854,190 76,908,093 — 87,762,283
Preferred Stock 1,160,692 364,152 — 1,524,844
Short-Term Investments 1,742,000 493,221 — 2,235,221
Total Investments, at fair value $ 13,756,882 $ 77,765,466 $ — $ 91,522,348
Total Assets $ 13,756,882 $ 77,765,466 $ — $ 91,522,348
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (83) $ — $ (83)
Futures (53,026) — — (53,026)
Total Liabilities $ (53,026) $ (83) $ — $ (53,109)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Emerging Markets
Index Portfolio
At March 31, 2025, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 187 MYR 828 The Bank of New York Mellon 04/02/25 $ —
USD 180 MYR 801 The Bank of New York Mellon 04/02/25 —
USD 95 MYR 421 The Bank of New York Mellon 04/02/25 —
USD 285 MYR 1,263 The Bank of New York Mellon 04/02/25 —
USD 119 MYR 530 The Bank of New York Mellon 04/02/25 —
USD 953 AED 3,505 The Bank of New York Mellon 04/02/25 (1)
USD 1,866 AED 6,860 The Bank of New York Mellon 04/02/25 (1)
USD 1,902 AED 6,992 The Bank of New York Mellon 04/02/25 (1)
USD 4,010 AED 14,740 The Bank of New York Mellon 04/02/25 (3)
USD 3,272 AED 12,026 The Bank of New York Mellon 04/02/25 (3)
USD 6,214 SAR 23,330 The Bank of New York Mellon 04/02/25 (5)
USD 6,833 AED 25,118 The Bank of New York Mellon 04/02/25 (5)
USD 6,086 AED 22,371 The Bank of New York Mellon 04/02/25 (5)
USD 6,110 AED 22,461 The Bank of New York Mellon 04/02/25 (5)
USD 8,669 AED 31,868 The Bank of New York Mellon 04/02/25 (7)
USD 8,296 AED 30,495 The Bank of New York Mellon 04/02/25 (7)
USD 13,849 AED 50,907 The Bank of New York Mellon 04/02/25 (11)
USD 13,280 AED 48,815 The Bank of New York Mellon 04/02/25 (11)
USD 18,143 AED 66,691 The Bank of New York Mellon 04/02/25 (14)
USD 4,443 AED 16,334 The Bank of New York Mellon 04/03/25 (4)
$ (83)
At March 31, 2025, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 45 06/20/25 $ 2,499,300 $ (53,026)
$ 2,499,300 $ (53,026)
Currency Abbreviations:
AED
—
United Arab Emirates Dirham
MYR
—
Malaysian Ringgit
SAR
—
Saudi Arabian Riyal
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 17,597,009
Gross Unrealized Depreciation (32,738,204)
Net Unrealized Depreciation $ (15,141,195)